Risk Management - Disclosure of movement in gross exposures and impairment allowance including reconciliation of ECL (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and advances at amortised cost
Opening/Beginning balance	£ 1,172,063
Closing/Ending balance	1,204,773	£ 1,172,063
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total credit impairment charge for the year	1,617	1,578	£ 933
Post write-off recoveries	31	17	33
Financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(11)	(24)
Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	146,201
Closing/Ending balance	144,827	146,201
Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	8,002
Closing/Ending balance	4,956	8,002
Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	24,511
Closing/Ending balance	19,749	24,511
Retail other
Loans and advances at amortised cost
Opening/Beginning balance	3,366
Closing/Ending balance	3,918	3,366
Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	110,322
Closing/Ending balance	116,204	110,322
Loan commitments and financial guarantees
Loans and advances at amortised cost
Opening/Beginning balance	348,295
Closing/Ending balance	364,004	348,295
Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	146,201
Write-offs	(1,221)	(855)
Closing/Ending balance	144,827	146,201
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Post write-off recoveries	28	17
Net write-offs	1,193	838
Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	8,002
Closing/Ending balance	4,956	8,002
Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	24,511
Closing/Ending balance	19,749	24,511
Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	3,366
Closing/Ending balance	3,918	3,366
Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	110,322
Closing/Ending balance	116,204	110,322
Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	39,046
Closing/Ending balance	50,227	39,046
Stage 1 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	132,652
Closing/Ending balance	132,198	132,652
Stage 1 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	7,246
Closing/Ending balance	4,529	7,246
Stage 1 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	21,903
Closing/Ending balance	17,295	21,903
Stage 1 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	2,726
Closing/Ending balance	3,324	2,726
Stage 1 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	100,777
Closing/Ending balance	107,050	100,777
Stage 1 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	35,314
Closing/Ending balance	47,068	35,314
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	11,698
Closing/Ending balance	10,591	11,698
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	361
Closing/Ending balance	149	361
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	2,312
Closing/Ending balance	2,146	2,312
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	367
Closing/Ending balance	403	367
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	8,658
Closing/Ending balance	7,893	8,658
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	3,732
Closing/Ending balance	3,159	3,732
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	1,851
Closing/Ending balance	2,038	1,851
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	395
Closing/Ending balance	278	395
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	296
Closing/Ending balance	308	296
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	273
Closing/Ending balance	191	273
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	887
Closing/Ending balance	1,261	887
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	0
Closing/Ending balance	0	0
Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	8,362	11,798
Business activity in the year	634	339
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	264	(2,881)
Final repayments	(1,024)	(878)
Disposals	(3,227)	0
Write-offs	(12)	(16)
Closing/Ending balance	4,997	8,362	11,798
Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	27,287	27,678
Business activity in the year	1,734	2,183
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	1,722	417
Final repayments	(141)	(148)
Transfers to assets held for sale	(6,241)	(2,158)
Disposals	(1,115)	(27)
Write-offs	(940)	(658)
Closing/Ending balance	22,306	27,287	27,678
Gross exposure | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	3,411	7,962
Business activity in the year	1,159	4,944
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	1,750	(2,252)
Final repayments	(2,357)	(5,187)
Transfers to assets held for sale		(1,933)
Disposals	0	(85)
Write-offs	(14)	(38)
Closing/Ending balance	3,949	3,411	7,962
Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	111,158	111,545
Business activity in the year	29,491	24,021
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	4,161	2,302
Final repayments	(27,485)	(25,959)
Transfers to assets held for sale	(59)
Disposals	(16)	(608)
Write-offs	(255)	(143)
Closing/Ending balance	116,995	111,158	111,545
Gross exposure | Other financial assets
Loans and advances at amortised cost
Opening/Beginning balance	158,800
Closing/Ending balance	169,600	158,800
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Trade receivables | Retail credit cards | United States
Loans and advances at amortised cost
Disposals	(900)
Gross exposure | Debt securities at amortised cost | Retail credit cards
Loans and advances at amortised cost
Disposals	(200)
Gross exposure | Debt securities at amortised cost | Retail other
Loans and advances at amortised cost
Disposals		(21)
Gross exposure | Debt securities at amortised cost | Corporate loans
Loans and advances at amortised cost
Disposals	16	(608)
Gross exposure | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	150,218
Closing/Ending balance	148,247	150,218
Gross exposure | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	8,362
Closing/Ending balance	4,997	8,362
Gross exposure | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	27,287
Closing/Ending balance	22,306	27,287
Gross exposure | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	3,411
Closing/Ending balance	3,949	3,411
Gross exposure | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	111,158
Closing/Ending balance	116,995	111,158
Gross exposure | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	39,070
Closing/Ending balance	50,247	39,070
Gross exposure | Wealth portfolio | Retail other | Italy
Loans and advances at amortised cost
Disposals		(64)
Gross exposure | Stage 1 | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	133,262
Closing/Ending balance	132,689	133,262
Gross exposure | Stage 1 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	7,257	10,458
Business activity in the year	632	339
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	197	(2,518)
Final repayments	(893)	(766)
Disposals	(2,453)	0
Write-offs	0	0
Closing/Ending balance	4,537	7,257	10,458
Gross exposure | Stage 1 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	22,315	22,669
Business activity in the year	1,508	1,928
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	1,039	(38)
Final repayments	(108)	(116)
Transfers to assets held for sale	(5,495)	(1,621)
Disposals	(691)	0
Write-offs	0	0
Closing/Ending balance	17,629	22,315	22,669
Gross exposure | Stage 1 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	2,734	6,915
Business activity in the year	1,159	4,914
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	1,640	(2,046)
Final repayments	(2,003)	(4,515)
Transfers to assets held for sale		(1,561)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	3,329	2,734	6,915
Gross exposure | Stage 1 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	100,956	100,121
Business activity in the year	28,497	23,136
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	3,957	2,704
Final repayments	(25,406)	(23,301)
Transfers to assets held for sale	(49)
Disposals	(12)	(386)
Write-offs	0	0
Closing/Ending balance	107,194	100,956	100,121
Gross exposure | Stage 1 | Other financial assets
Loans and advances at amortised cost
Opening/Beginning balance	158,500
Closing/Ending balance	168,300	158,500
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	(231)	(274)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	(1,503)	(1,515)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	(221)	(693)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	(2,586)	(4,546)
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	91	93
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	1,170	1,556
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	86	165
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	2,098	3,488
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(82)	(84)
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(616)	(557)
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(148)	(467)
Gross exposure | Stage 1 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(404)	(329)
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	19	9
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	10	9
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	82	22
Gross exposure | Stage 1 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	143	69
Gross exposure | Stage 1 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	133,262
Closing/Ending balance	132,689	133,262
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	7,257
Closing/Ending balance	4,537	7,257
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	22,315
Closing/Ending balance	17,629	22,315
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	2,734
Closing/Ending balance	3,329	2,734
Gross exposure | Stage 1 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	100,956
Closing/Ending balance	107,194	100,956
Gross exposure | Stage 1 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	35,321
Closing/Ending balance	47,077	35,321
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	13,175
Closing/Ending balance	11,654	13,175
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	389	362
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(2)	(101)
Final repayments	(45)	(24)
Disposals	(313)	0
Write-offs	0	0
Closing/Ending balance	150	389	362
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	3,450	3,880
Business activity in the year	206	231
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	728	479
Final repayments	(32)	(30)
Transfers to assets held for sale	(689)	(445)
Disposals	(175)	0
Write-offs	0	0
Closing/Ending balance	2,953	3,450	3,880
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	369	524
Business activity in the year	0	24
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	36	(70)
Final repayments	(130)	(300)
Transfers to assets held for sale		(288)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	404	369	524
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	8,967	10,484
Business activity in the year	811	846
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	198	(753)
Final repayments	(1,937)	(2,376)
Transfers to assets held for sale	(9)
Disposals	(2)	(114)
Write-offs	0	0
Closing/Ending balance	8,147	8,967	10,484
Gross exposure | Lifetime expected credit losses | Stage 2 | Other financial assets
Loans and advances at amortised cost
Opening/Beginning balance	200
Closing/Ending balance	1,100	200
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	231	274
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	1,503	1,515
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	221	693
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	2,586	4,546
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	(91)	(93)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	(1,170)	(1,556)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	(86)	(165)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	(2,098)	(3,488)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(30)	(57)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(876)	(630)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(53)	(53)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(392)	(374)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	11	28
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	8	6
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	47	4
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	23	196
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	13,175
Closing/Ending balance	11,654	13,175
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	389
Closing/Ending balance	150	389
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	3,450
Closing/Ending balance	2,953	3,450
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	369
Closing/Ending balance	404	369
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	8,967
Closing/Ending balance	8,147	8,967
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	3,749
Closing/Ending balance	3,170	3,749
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	3,781
Closing/Ending balance	3,904	3,781
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	716	978
Business activity in the year	2	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	69	(262)
Final repayments	(86)	(88)
Disposals	(461)	0
Write-offs	(12)	(16)
Closing/Ending balance	310	716	978
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	1,522	1,129
Business activity in the year	20	24
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(45)	(24)
Final repayments	(1)	(2)
Transfers to assets held for sale	(57)	(92)
Disposals	(249)	(27)
Write-offs	(940)	(658)
Closing/Ending balance	1,724	1,522	1,129
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	308	523
Business activity in the year	0	6
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	74	(136)
Final repayments	(224)	(372)
Transfers to assets held for sale		(84)
Disposals	0	(85)
Write-offs	(14)	(38)
Closing/Ending balance	216	308	523
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	1,235	940
Business activity in the year	183	39
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	6	351
Final repayments	(142)	(282)
Transfers to assets held for sale	(1)
Disposals	(2)	(108)
Write-offs	(255)	(143)
Closing/Ending balance	1,654	1,235	940
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	112	141
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	1,492	1,187
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	201	520
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	796	703
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(30)	(37)
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(18)	(15)
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(129)	(26)
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(166)	(265)
Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	3,781
Closing/Ending balance	3,904	3,781
Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	716
Closing/Ending balance	310	716
Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	1,522
Closing/Ending balance	1,724	1,522
Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	308
Closing/Ending balance	216	308
Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	1,235
Closing/Ending balance	1,654	1,235
Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	0
Closing/Ending balance	0	0
Accumulated impairment
Loans and advances at amortised cost
Opening/Beginning balance	(4,514)
Closing/Ending balance	(3,860)	(4,514)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(39)	(41)
ECL charge on assets held for sale	74
Total exchange and other adjustments	71	190
Accumulated impairment | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,563	1,512
Accumulated impairment | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(360)	(393)
Business activity in the year	(1)	(1)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(47)	15
Final repayments	5	3
Disposals	350	0
Write-offs	12	16
Closing/Ending balance	(41)	(360)	(393)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	43	(17)
Accumulated impairment | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(2,776)	(2,276)
Business activity in the year	(110)	(145)
Refinements to models used for calculation	(11)	68
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(1,199)	(1,242)
Final repayments	20	22
Transfers to assets held for sale	271	124
Disposals	308	15
Write-offs	940	658
Closing/Ending balance	(2,557)	(2,776)	(2,276)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,300	1,297
Accumulated impairment | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(45)	(238)
Business activity in the year	(1)	(14)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(13)	(3)
Final repayments	14	20
Transfers to assets held for sale		112
Disposals	0	40
Write-offs	14	38
Closing/Ending balance	(31)	(45)	(238)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	(3)
Accumulated impairment | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(836)	(872)
Business activity in the year	(92)	(77)
Refinements to models used for calculation	(69)	(113)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(194)	(172)
Final repayments	135	127
Transfers to assets held for sale	5
Disposals	5	128
Write-offs	255	143
Closing/Ending balance	(791)	(836)	(872)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	220	235
Accumulated impairment | Corporate loans | Barclays Investment Bank
Loans and advances at amortised cost
Refinements to models used for calculation	(69)
Accumulated impairment | Loan commitments and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(53)	(59)
Accumulated impairment | Other financial assets
Loans and advances at amortised cost
Opening/Beginning balance	(145)
Closing/Ending balance	(150)	(145)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	5	(7)
Accumulated impairment | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(4)	(17)
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(4,017)
Closing/Ending balance	(3,420)	(4,017)
Accumulated impairment | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(360)
Closing/Ending balance	(41)	(360)
Accumulated impairment | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(2,776)
Closing/Ending balance	(2,557)	(2,776)
Accumulated impairment | Financial assets at amortised cost | Retail credit cards | United States
Loans and advances at amortised cost
Refinements to models used for calculation	(11)	(43)
Accumulated impairment | Financial assets at amortised cost | Retail credit cards | Germany
Loans and advances at amortised cost
Refinements to models used for calculation		111
Accumulated impairment | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(45)
Closing/Ending balance	(31)	(45)
Accumulated impairment | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(836)
Closing/Ending balance	(791)	(836)
Accumulated impairment | Financial assets at amortised cost | Corporate loans | Corporate and Investment Bank
Loans and advances at amortised cost
Refinements to models used for calculation		(93)
Accumulated impairment | Financial assets at amortised cost | Corporate loans | Barclaycard Payments
Loans and advances at amortised cost
Refinements to models used for calculation		(20)
Accumulated impairment | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(24)
Closing/Ending balance	(20)	(24)
Accumulated impairment | Stage 1
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(20)	6
Accumulated impairment | Stage 1 | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(610)
Closing/Ending balance	(491)	(610)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(28)	(37)
Accumulated impairment | Stage 1 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(11)	(12)
Business activity in the year	(1)	(1)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	2	8
Final repayments	1	0
Disposals	5	0
Write-offs	0	0
Closing/Ending balance	(8)	(11)	(12)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	2	(1)
Accumulated impairment | Stage 1 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(412)	(331)
Business activity in the year	(33)	(45)
Refinements to models used for calculation	(5)	27
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	280	228
Final repayments	7	8
Transfers to assets held for sale	64	15
Disposals	20	0
Write-offs	0	0
Closing/Ending balance	(334)	(412)	(331)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	6	96
Accumulated impairment | Stage 1 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(8)	(38)
Business activity in the year	(1)	(7)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	11
Final repayments	4	8
Transfers to assets held for sale		20
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	(5)	(8)	(38)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(3)	(10)
Accumulated impairment | Stage 1 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(179)	(304)
Business activity in the year	(39)	(36)
Refinements to models used for calculation	(18)	61
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	76	79
Final repayments	40	36
Transfers to assets held for sale	1
Disposals	1	3
Write-offs	0	0
Closing/Ending balance	(144)	(179)	(304)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(33)	(122)
Accumulated impairment | Stage 1 | Loan commitments and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(12)	(67)
Accumulated impairment | Stage 1 | Other financial assets
Loans and advances at amortised cost
Opening/Beginning balance	(14)
Closing/Ending balance	(17)	(14)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	3	7
Accumulated impairment | Stage 1 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	2	(1)
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	51	42
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	3
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	15	29
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	(3)	(6)
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	(321)	(374)
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	(5)
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	(42)	(53)
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	24	23
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	1
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	2	7
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(1)	0
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(9)	(5)
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	(1)
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(1)	(1)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(610)
Closing/Ending balance	(491)	(610)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(11)
Closing/Ending balance	(8)	(11)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(412)
Closing/Ending balance	(334)	(412)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(8)
Closing/Ending balance	(5)	(8)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(179)
Closing/Ending balance	(144)	(179)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(7)
Closing/Ending balance	(9)	(7)
Accumulated impairment | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	23	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(1,477)
Closing/Ending balance	(1,063)	(1,477)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(150)	120
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(28)	(25)
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(9)	(14)
Final repayments	1	1
Disposals	29	0
Write-offs	0	0
Closing/Ending balance	(1)	(28)	(25)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	2	3
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(1,138)	(1,127)
Business activity in the year	(59)	(80)
Refinements to models used for calculation	(2)	15
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(506)	(620)
Final repayments	13	13
Transfers to assets held for sale	161	41
Disposals	69	0
Write-offs	0	0
Closing/Ending balance	(807)	(1,138)	(1,127)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(101)	52
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(2)	(29)
Business activity in the year	0	(3)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	(13)
Final repayments	1	1
Transfers to assets held for sale		32
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	(1)	(2)	(29)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(1)	5
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(309)	(275)
Business activity in the year	(34)	(27)
Refinements to models used for calculation	(51)	(174)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	65
Final repayments	92	39
Transfers to assets held for sale	3
Disposals	2	26
Write-offs	0	0
Closing/Ending balance	(254)	(309)	(275)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(50)	60
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loan commitments and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(23)	(12)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Other financial assets
Loans and advances at amortised cost
Opening/Beginning balance	(1)
Closing/Ending balance	(7)	(1)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	6	(7)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(6)	(16)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	(51)	(42)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	(3)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	(15)	(29)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	3	6
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	321	374
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	5
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	42	53
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	3	5
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	390	292
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	8
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	21	16
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(5)	(4)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(5)	(3)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(1,477)
Closing/Ending balance	(1,063)	(1,477)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(28)
Closing/Ending balance	(1)	(28)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(1,138)
Closing/Ending balance	(807)	(1,138)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(2)
Closing/Ending balance	(1)	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(309)
Closing/Ending balance	(254)	(309)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(17)
Closing/Ending balance	(11)	(17)
Accumulated impairment | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(42)	(46)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(1,930)
Closing/Ending balance	(1,866)	(1,930)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,741	1,429
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(321)	(356)
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(40)	21
Final repayments	3	2
Disposals	316	0
Write-offs	12	16
Closing/Ending balance	(32)	(321)	(356)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	39	(19)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(1,226)	(818)
Business activity in the year	(18)	(20)
Refinements to models used for calculation	(4)	26
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(973)	(850)
Final repayments	0	1
Transfers to assets held for sale	46	68
Disposals	219	15
Write-offs	940	658
Closing/Ending balance	(1,416)	(1,226)	(818)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,395	1,149
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(35)	(171)
Business activity in the year	0	(4)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(13)	(1)
Final repayments	9	11
Transfers to assets held for sale		60
Disposals	0	40
Write-offs	14	38
Closing/Ending balance	(25)	(35)	(171)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	4	2
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(348)	(293)
Business activity in the year	(19)	(14)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(270)	(316)
Final repayments	3	52
Transfers to assets held for sale	1
Disposals	2	99
Write-offs	255	143
Closing/Ending balance	(393)	(348)	£ (293)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	303	297
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loan commitments and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(18)	20
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(4)	(7)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(3)	(5)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(414)	(315)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	(9)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(23)	(23)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	1	1
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	14	9
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	1
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	6	4
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(1,930)
Closing/Ending balance	(1,866)	(1,930)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(321)
Closing/Ending balance	(32)	(321)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(1,226)
Closing/Ending balance	(1,416)	(1,226)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(35)
Closing/Ending balance	(25)	(35)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(348)
Closing/Ending balance	(393)	(348)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	0
Closing/Ending balance	£ 0	£ 0